Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2016	2015
Depreciation of property, plant and equipment	603	594
Asset removal costs	90	90
Amortization of intangible assets	56	54
Amortization of regulatory assets	20	19

	769	757